Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jul. 31, 2011
GuidePath(SM) Tactical Constrained(SM) Asset Allocation Fund (First Prospectus Summary) | GuidePath(SM) Tactical Constrained(SM) Asset Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	GUIDEPATHSM TACTICAL CONSTRAINEDSM ASSET ALLOCATION FUND
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
GuidePathSM Tactical ConstrainedSM Asset Allocation Fund (the "Fund") seeks to maximize total return, consisting of a combination of long-term capital appreciation and current income, while moderating risk and volatility in the portfolio.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. The Fund does not pay transaction costs when buying and selling shares of other mutual funds, however, the underlying funds pay transaction costs when buying and selling securities for their portfolio. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Acquired Fund Fees and Expenses, Based on Estimates	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are estimated for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following Example is intended to help you compare the cost of investing in
Service Shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies of the Fund
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund operates as a fund of funds, investing primarily in registered mutual funds, including exchange-traded funds ("ETFs"). The funds in which the Fund may invest are referred to herein as the "Underlying Funds." The Advisor believes that investing in Underlying Funds provides the Fund with a cost-effective means of creating a portfolio that provides investors with indirect exposure to a broad range of securities. By investing in the Fund, you will indirectly bear fees and expenses of the Underlying Funds in addition to the Fund's direct fees and expenses. In order to obtain exposure to certain markets or asset classes, the Fund may buy Underlying Funds managed by the Advisor or its affiliates. The
Fund may also invest directly in securities and other exchange-traded products, such as exchange-traded notes ("ETNs").

In seeking to maximize total return, under normal circumstances, the Fund's assets are allocated, either directly or indirectly via the Underlying Funds, into a diversified portfolio consisting of domestic and international equity securities (including American Depositary Receipts ("ADRs")), domestic and international fixed income securities and cash equivalent money market securities. The intention is to capture broad capital market returns over the long term, while seeking to balance the pursuit of maximum total return against the control of risk in the portfolio.

In addition to the general strategic allocation into equity, fixed income and cash equivalent asset classes, the Fund's assets are also typically allocated among a variety of sub-asset classes. The Fund's equity investments typically include, either directly or indirectly via the Underlying Funds, a mix of weightings of larger and smaller capitalization equity securities, growth and value stocks, equity securities from developed and emerging international markets, commodity-related securities and domestic and international real estate securities. The Fund's fixed income investments may be expected to be allocated, either directly or indirectly via the Underlying Funds, among corporate bonds, mortgage-backed or asset-backed securities, securities issued by the U.S. and foreign governments or their agencies and instrumentalities, and to higher-yielding bonds (sometimes referred to as "junk bonds"), including emerging market debt. Typically, a significant portion of the Fund's fixed income allocation will be in non-investment grade fixed income investments with varying maturities.

The Advisor's strategic and moderate tactical asset allocation decisions will be based on different factors and analytical approaches, derived from asset allocation approaches developed by various research providers and considered by the Advisor in constructing the Fund's portfolio.

Under normal circumstances, the Fund's asset allocation mix is expected to be
75% equities, 23% fixed income securities and 2% cash equivalent investments.
Over time, the asset allocation mix may change as a result of changing capital market assumptions or short-term market opportunities. For example, if the Advisor believes that the stock market is undervalued, it may increase the equity allocation to 90%, or if the Advisor believes that the stock market is overvalued, it may decrease the equity allocation to 55%. The fixed income allocations generally will range from 10% to 45%, including cash equivalents ranging from 2% to 20% and alternative strategies ranging from 0% to
30%. Within these ranges, the Advisor has the ability to overweight or underweight certain asset classes in pursuit of increased return or reduced risk in the short to intermediate term. The Fund's portfolio will be rebalanced periodically as a result of asset class performance causing drift away from the targeted asset allocation mix.

The Fund may invest in Underlying Funds that use alternative strategies (e.g., long/short equity, market-neutral and global macro strategies) and/or use derivatives for risk management purposes or as part of their investment strategies. An Underlying Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Underlying Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock
The risks associated with an investment in the Fund can increase during times of significant market volatility. There is the risk that you could lose all or a portion of the money you have invested in the Fund. The Fund is subject to a number of risks either directly or indirectly through its investment in
Underlying Funds. The following risks could affect the value of your investment in the Fund:

Fund of Funds Risk: The Fund is subject to fund of funds risk, which means that the ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives, and the
Fund's shareholders will be affected by the investment policies of the
Underlying Funds in direct proportion to the amount of assets that the Fund allocates to the Underlying Funds. There can be no assurance that either the
Fund or the Underlying Funds will achieve their investment objectives.

Management Risk: An investment or allocation strategy used by the Advisor may fail to produce the intended results.

Market Risk: The value of the Fund's investments and the net asset values of the shares of the Fund will fluctuate in response to various market and economic factors related to the equity and fixed income markets as well as the financial condition and prospects of companies in which the Fund invests.

Exchange-Traded Funds Risk: ETFs are a type of investment company bought and sold on a securities exchange. An ETF typically represents a portfolio of securities designed to track a particular index. The risks of owning an ETF generally reflect the risks of owning the underlying securities of the index the
ETF is designed to track, although a lack of liquidity in an ETF could result in it being more volatile. ETFs have management fees and other expenses which the
Fund will indirectly bear. The market price of an ETF may be different from the net asset value of such ETF (i.e., an ETF may trade at a discount or premium to its net asset value) and the Fund's performance may be adversely affected by such a differential.

Value Investment Risk: The Fund's investments in value-oriented securities may be out of favor and potentially undervalued in the marketplace due to adverse business, industry or other developments. The Fund's investments in value-oriented securities, at times, may not perform as well as growth-oriented securities or the stock market in general, may be out of favor with investors for extended periods of time, or may not reach what the Fund's Advisor believes are their full value.

Growth Investment Risk: Growth investment risk is the risk that the Fund's investments in growth-oriented securities may be subject to greater price volatility and may be more sensitive to changes in the issuer's current or expected earnings than other equity securities. The Fund's investments in growth-oriented securities, at times, may not perform as well as value-oriented securities or the stock market in general, and may be out of favor with investors for extended periods of time.

Small and Medium Capitalization Company Risk: Small and medium capitalization companies often have narrower markets, fewer products or services to offer and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Fund's assets.

Foreign Securities Risk: The risks of investing in ADRs and foreign securities can increase the potential for losses in the Fund and may include currency fluctuations, political and economic instability, less government regulation, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors and less stringent regulation of securities markets.

Emerging Markets Risk: In addition to the risks generally associated with investing in foreign securities described above, countries with emerging markets may also have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that trade a small number of issues.

Interest Rate Risk: The market value of fixed income securities will fluctuate with changes in interest rates. For example, when interest rates rise, the market value of fixed income securities declines. If the market value of the Fund's investments decreases, investors in the Fund may lose money.

High-Yield Debt Securities Risk: High-yield debt securities or "junk bonds" are debt securities rated below investment grade by an NRSRO. Although junk bonds generally pay higher rates of interest than more highly rated securities, they are subject to a greater risk of loss of income and principal. Junk bonds are subject to greater credit risk than higher-grade securities and have a greater risk of default. Issuers of high-yield junk bonds are more likely to experience financial difficulties that may lead to a weakened capacity to make principal and interest payments than issuers of higher-grade securities. Issuers of junk bonds are often highly leveraged and are more vulnerable to changes in the economy, such as a recession or rising interest rates, which may affect their ability to meet their interest or principal payment obligations.

Mortgage- and Asset-Backed Securities Risk: Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer. If that happens, the Fund may have to replace the security by investing the proceeds in a less attractive security. This may reduce the Fund's share price and its income distributions. Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default.

Derivatives Risk: A derivative is an instrument with a value based on the performance of an underlying financial asset, index or other measure. The types of derivatives that might be used within the Fund may include futures and forward contracts, options, swaps and other similar instruments. The use of derivatives involves risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be complex and may perform in ways unanticipated by the
Advisor. Derivatives may be volatile, difficult to value, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Credit Risk: Individual issues of fixed income securities may be subject to the credit risk of the issuer. This means that the issuer of a fixed income security, or in the case of a municipal security, the underlying municipality, may experience financial problems, causing it to be unable to meet its payment obligations. This could result in the decline of income available for distribution to shareholders as well as a decline in the value of the Fund's shares.

U.S. Government Agency Obligations Risk: Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. Government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, present little credit risk. Government agency obligations also include instruments issued by certain instrumentalities established or sponsored by the U.S. Government, including the
Federal Home Loan Banks, the Federal National Mortgage Association ("FNMA" or
"Fannie Mae"), and the Federal Home Loan Mortgage Corporation ("FHLMC" or
"Freddie Mac"). Although these securities are issued, in general, under the authority of an Act of Congress, the U.S. Government is not obligated to provide financial support to the issuing instrumentalities and these securities are neither insured nor guaranteed by the U.S. Government. The U.S. Department of the Treasury has the authority to support FNMA and FHLMC by purchasing limited amounts of their respective obligations. In addition, the U.S. Government has, in the past, provided financial support to FNMA and FHLMC with respect to their debt obligations. However, no assurance can be given that the U.S. Government will always do so or would do so yet again.

Alternative Strategies Risk. Certain Underlying Funds may invest in asset categories or use investment strategies that are alternative or non-traditional, and may be subject to risks not associated with more traditional investments. Depending on the particular alternative strategies used by an
Underlying Fund, these risks may include, but are not limited to, derivatives risk, liquidity risk, credit risk, commodities risk and counterparty risk. Furthermore, alternative strategies may employ leverage, involve extensive short positions and/or focus on narrow segments of the market, which may magnify the overall risks and volatility associated with such Underlying Funds'
investments.

Commodities Risk:  The Fund's investment in commodity-linked investments and other commodity/natural resource-related securities may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, flood, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. Commodity-linked investments may be hybrid instruments that can have substantial risk of loss with respect to both principal and interest. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures, are subject to the credit risks associated with the issuer, and their values may decline substantially if the issuer's creditworthiness deteriorates. As a result, returns of commodity-linked investments may deviate significantly from the return of the underlying commodity, instruments, or measures.

Real Estate Risk: The value of real estate-linked derivative instruments and other real estate-related securities may be affected by risks similar to those associated with direct ownership of real estate. Real estate values can fluctuate due to losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, property tax rates, regulatory limitations on rents, zoning laws and operating expenses. Along with the risks common to real estate and other real estate-related securities, REITs involve additional risk factors, including poor performance by a REIT's manager, changes to tax laws, and failure by the REIT to qualify for tax-free distribution of income under the tax laws or exemption from registration under the Investment Company Act of 1940, as amended (the "1940
Act"). REITs may have limited diversification because they may invest in a limited number of properties, a narrow geographic area, or a single type of property. Also, the organizational documents of a REIT may contain provisions that make changes in control of the REIT difficult and time-consuming. Because of these and additional factors, REITs may not exhibit the same (or any)
correlation with inflation that real estate or other real estate securities exhibit.

Risk, Lose Money	rr_RiskLoseMoney	There is the risk that you could lose all or a portion of the money you have invested in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
Performance information for the Fund is not included because the Fund has not been in operation for a full calendar year. Performance information will be available once the Fund has at least one calendar year of performance.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	Performance information will be available once the Fund has at least one calendar year of performance.
GuidePath(SM) Tactical Constrained(SM) Asset Allocation Fund | Service Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Administrative Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.45%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.67%
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	170
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	526

[1]	Other Expenses and Acquired Fund Fees and Expenses are estimated for the current fiscal year.